VOYAGEUR MUTUAL FUNDS III

Delaware Select Growth Fund (the “Fund”)

Supplement to the Fund’s Class A, Class B, Class C, Class R, and Institutional Class
Statutory Prospectus dated February 28, 2014

The following replaces the information in the section entitled “Fund summary – Who manages the Fund? – Investment manager”:

Investment manager

Delaware Management Company, a series of Delaware Management Business Trust

Sub-advisor

Effective May 1, 2014, Jackson Square Partners, LLC (JSP) is serving as sub-advisor to the Fund under an interim sub-advisory agreement between Delaware Management Company and JSP, pending shareholder approval of a final sub-advisory agreement between the parties.

Portfolio managers	Title with JSP	Start date on the Fund
Jeffrey S. Van Harte, CFA	Chairman, Chief Investment Officer	May 2005
Christopher J. Bonavico, CFA	Portfolio Manager, Equity Analyst	May 2005
Kenneth F. Broad, CFA	Portfolio Manager, Equity Analyst	May 2005
Patrick G. Fortier, CFA	Portfolio Manager, Equity Analyst	May 2005
Gregory M. Heywood, CFA	Portfolio Manager, Equity Analyst	May 2005
Daniel J. Prislin, CFA	Portfolio Manager, Equity Analyst	May 2005
Christopher M. Ericksen, CFA	Portfolio Manager, Equity Analyst	July 2007
Ian D. Ferry	Portfolio Manager, Equity Analyst	January 2013

The following replaces the information in the section entitled “Who manages the Fund – Investment manager”:

Sub-advisor

Effective May 1, 2014, Jackson Square Partners, LLC (JSP), located at 101 California Street, Suite 3750, San Francisco, CA 94111, is serving as sub-advisor to the Fund under an interim sub-advisory agreement between Delaware Management Company and JSP, pending shareholder approval of a final sub-advisory agreement between the parties.

JSP, a Delaware limited liability company, is a joint venture between Delaware Investments Advisers Partner, Inc., an affiliate of the Manager, and California Street Partners, LLC, a Delaware limited liability company. As sub-advisor, JSP is responsible for day-to-day management of the Fund’s assets. Although JSP serves as sub-advisor, the Manager has ultimate responsibility for all investment advisory services with JSP.

The following replaces the information in the section entitled “Who manages the Fund – Portfolio managers”:

Portfolio managers

Jeffrey S. Van Harte, Christopher J. Bonavico, Kenneth F. Broad, Patrick G. Fortier, Gregory M. Heywood, Daniel J. Prislin, Christopher M. Ericksen, and Ian D. Ferry comprise the portfolio management team that makes day-to-day investment decisions for the Fund. Each member of the portfolio management team serves as a generalist and has a significant role in making investment recommendations. The Fund is divided into segments with each portfolio manager having investment discretion with respect to their assigned segment. No individual member of the portfolio management team has primary responsibility for managing the Fund.

Jeffrey S. Van Harte, CFA, Chairman, Chief Investment Officer – Jackson Square Partners, LLC
Jeffrey S. Van Harte became a member of Jackson Square Partners, at its inception in May 2014 as chairman and chief investment officer. Jackson Square Partners manages large-cap growth, smid-cap growth, all-cap growth, and global growth portfolios. Prior to joining Delaware Investments in April 2005 as chief investment officer of the firm’s Focus Growth Equity team, he was a principal and executive vice president at Transamerica Investment Management. Van Harte has been managing portfolios and separate accounts for 30 years. Before becoming a portfolio manager, Van Harte was a securities analyst and trader for Transamerica Investment Services, which he joined in 1980. Van Harte received his bachelor’s degree in finance from California State University at Fullerton.

Christopher J. Bonavico, CFA, Portfolio Manager, Equity Analyst – Jackson Square Partners, LLC
Christopher J. Bonavico became a member of Jackson Square Partners, at its inception in May 2014 as a portfolio manager and equity analyst. Jackson Square Partners manages large-cap growth, smid-cap growth, all-cap growth, and global growth portfolios. Prior to joining Delaware Investments in April 2005 as a senior portfolio manager on the firm’s Focus Growth Equity team, he was a principal and portfolio manager at Transamerica Investment Management, where he managed sub-advised funds and institutional separate accounts. Before joining Transamerica in 1993, he was a research analyst for Salomon Brothers. Bonavico received his bachelor’s degree in economics from the University of Delaware.

Kenneth F. Broad, CFA, Portfolio Manager, Equity Analyst – Jackson Square Partners, LLC
Kenneth F. Broad became a member of Jackson Square Partners, at its inception in May 2014 as a portfolio manager and equity analyst. Jackson Square Partners manages large-cap growth, smid-cap growth, all-cap growth, and global growth portfolios. Prior to joining Delaware Investments in April 2005 as a senior portfolio manager on the firm’s Focus Growth Equity team, he was a principal and portfolio manager at Transamerica Investment Management, where he also managed sub-advised funds and institutional separate accounts. Before joining Transamerica in 2000, he was a portfolio manager with The Franklin Templeton Group and was a consultant in the business valuation and merger and acquisition group at KPMG Peat Marwick. He received an MBA from the University of California at Los Angeles and his bachelor’s degree in economics from Colgate University.

Patrick G. Fortier, CFA, Portfolio Manager, Equity Analyst – Jackson Square Partners, LLC
Patrick G. Fortier became a member of Jackson Square Partners, at its inception in May 2014 as a portfolio manager and equity analyst. Jackson Square Partners manages large-cap growth, smid-cap growth, all-cap growth, and global growth portfolios. Prior to joining Delaware Investments in April 2005 as a portfolio manager on the firm’s Focus Growth Equity team, he was a portfolio manager at Transamerica Investment Management. Before joining Transamerica in 2000, he worked for OLDE Equity Research as an equity analyst. Fortier received his bachelor’s degree in finance from the University of Kentucky.

Gregory M. Heywood, CFA, Portfolio Manager, Equity Analyst – Jackson Square Partners, LLC
Gregory M. Heywood became a member of Jackson Square Partners, at its inception in May 2014 as a portfolio manager and equity analyst. Jackson Square Partners manages large-cap growth, smid-cap growth, all-cap growth, and global growth portfolios. Prior to joining Delaware Investments in April 2005 as a portfolio manager on the firm’s Focus Growth Equity team, he was a research analyst at Transamerica Investment Management. Before joining Transamerica in 2004, he worked as a senior analyst for Wells Capital Management from 2003 to 2004 and Montgomery Asset Management from 1996 to 2003, where he was responsible for emerging market equity research. From 1993 to 1995, he was an analyst at Globalvest Management and Valuevest Management, where he researched emerging market and developed international market companies. Heywood received a bachelor’s degree in economics and an MBA in finance from the University of California at Berkeley.

Daniel J. Prislin, CFA, Portfolio Manager, Equity Analyst – Jackson Square Partners, LLC
Daniel J. Prislin became a member of Jackson Square Partners, at its inception in May 2014 as a portfolio manager and equity analyst. Jackson Square Partners manages large-cap growth, smid-cap growth, all-cap growth, and global growth portfolios. Prior to joining Delaware Investments in April 2005 as a senior portfolio manager on the firm’s Focus Growth Equity team, he was a principal and portfolio manager at Transamerica Investment Management, where he also managed sub-advised funds and institutional separate accounts. Prior to joining Transamerica in 1998, he was a portfolio manager with The Franklin Templeton Group. Prislin received an MBA and bachelor’s degree in business administration from the University of California at Berkeley.

Christopher M. Ericksen, CFA, Portfolio Manager, Equity Analyst – Jackson Square Partners, LLC
Christopher M. Ericksen became a member of Jackson Square Partners, at its inception in May 2014 as a portfolio manager and equity analyst. Jackson Square Partners manages large-cap growth, smid-cap growth, all-cap growth, and global growth portfolios. Prior to joining Delaware Investments in April 2005 as a portfolio manager on the firm’s Focus Growth Equity team, he was a portfolio manager at Transamerica Investment Management, where he also managed institutional separate accounts. Before joining Transamerica in 2004, he was a vice president at Goldman Sachs. During his 10 years there, he worked in investment banking as well as investment management. Ericksen received his bachelor’s degree from Carnegie Mellon University, with majors in industrial management, economics, and political science.

Ian D. Ferry, Portfolio Manager, Equity Analyst – Jackson Square Partners, LLC
Ian D. Ferry became a member of Jackson Square Partners, at its inception in May 2014 as a portfolio manager and equity analyst. Jackson Square Partners manages large-cap growth, smid-cap growth, all-cap growth, and global growth portfolios. Prior to joining Delaware Investments in November 2011 as an equity analyst on the firm’s Focus Growth Equity team, Ferry was an equity research analyst with Fidelity from August 2010 to October 2011. Before that, he completed an internship as an analyst with Carlson Capital in summer 2009. Previously, he worked with HarbourVest Partners from 2005 to 2008 in its private equity group, where he analyzed and completed growth equity investments and leveraged buyouts for the firm. Ferry began his career with Houlihan Lokey in 2004 as a financial analyst. He earned a bachelor’s degree in finance from Tulane University. Ferry also earned an MBA, with a concentration in management, from The Wharton School of the University of Pennsylvania in 2010.

The SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of Fund shares.

Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Please keep this Supplement for future reference.

This Supplement is dated May 5, 2014.